Stock-Based Incentive Compensation Plans (Compensation Expense By Award Type) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Employee service share-based compensation, aggregate disclosures [Abstract]
Compensation expense	$ 48	$ 58	$ 48
Recognized tax benefit	11	12	10
Stock Options [Member]
Employee service share-based compensation, aggregate disclosures [Abstract]
Compensation expense	6	8	9
Performance Shares [Member]
Employee service share-based compensation, aggregate disclosures [Abstract]
Compensation expense	9	17	5
RSU's [Member]
Employee service share-based compensation, aggregate disclosures [Abstract]
Compensation expense	$ 33	$ 33	$ 34